Financial Investments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Investments
Schedule of financial investment

	12/31/2018	12/31/2017

Financial assets measured at fair value through profit or loss held for trading
Investment funds (a)	14,933,513	1,593,066
Bank Deposit Certificates ("CDB") (b)	4,115,771	38,439
Government Securities (c)	2,049,281	—

	21,098,565	1,631,505
(a)

Investment funds invest in fixed income instruments, diversified between private institution bonds and government bonds, are remunerated at a rate between 99.19% and 100.17% of CDI index rate on December 31, 2018. Investment portfolios are frequently monitored by the Company for the purpose of checking compliance with the investment policy, which seeks low risk and high liquidity of securities. The risk classification of these assets is described in Note 4.3.

(b)	Bank Deposit Certificates ("CDBs") were remunerated on average at 101.37% of the CDI (December 31, 2017, was remunerated at 102.48%).
(c)	Government securities are investments in Treasury Financial Letter (“LFT”) remunerated at 100% of the SELIC rate.